Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	Dec. 31, 2025	Dec. 31, 2024
States and multilateral development banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	54.00%	42.00%
Local government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	17.00%	29.00%
Covered bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	19.00%	21.00%
Financial institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	9.00%	7.00%
Corporates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity investments	1.00%	1.00%